Finance expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Costs [Abstract]
Finance expenses [Text Block]

19. Finance expenses

The amount of each significant category of finance expense recognized for the years ended December 31, 2021 and

2020 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Accretion of decommissioning liabilties (note 11)	$19,589	$6,000
Interest on asset back preferred liability (note 12)	1,857,351	-
Fair value change in development partnership liabilities (note 7)	11,233,713	-
Interest on affiliate loan	-	63,185
Amortization of debt issuance costs (note 9)	1,058,759	-
Interest on promissory notes (note 10)	300,685	229,277
Accretion on lease liability	9,186	-
Interest Income	-	(7,601)
Interest on long-term debt (note 9)	2,554,168	75,825
	$17,033,451	$366,686